UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

            450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/29

Date of reporting period:  11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2011
				Shares	Market Value
COMMON STOCK - 45.21%
AEROSPACE / DEFENSE - 1.10%
General Dynamics Corp.				600	$ 39,636
L-3 Communications Holdings, Inc.				2,200	145,860
Lockheed Martin Corp.				1,208	94,405
Northrop Grumman Corp.				611	34,870
					314,771
AGRICULTURE - 1.34%
Altria Group, Inc.				4,852	139,204
Archer-Daniels-Midland Co.				5,616	169,154
British American Tobacco PLC - ADR				800	74,520
					382,878
AIRLINES - 0.13%
AMR Corp. *				18,537	5,932
United Continental Holdings, Inc. *				1,803	32,400
					38,332
AUTO MANUFACTURERS - 0.22%
Ford Motor Co. *				3,119	33,061
Ford Otomotiv Sanayi AS - ADR				770	30,261
					63,322
AUTO PARTS & EQUIPMENT - 0.46%
Autoliv, Inc.				1,650	87,912
Goodyear Tire & Rubber Co. *				3,089	43,215
					131,127
BANKS - 4.79%
ABSA Group Ltd. - ADR				1,481	51,835
Banco Bilbao Vizcaya Argentaria SA - ADR				6,000	50,580
Banco Bradesco SA - ADR				2,964	48,906
Banco Santander SA - ADR				5,500	41,140
BanColombia SA - ADR				944	54,525
Barclays PLC - ADR				4,700	54,755
Capital One Financial Corp.				776	34,656
Citigroup Inc.				5,801	159,411
Commercial International Bank Egypt SAE - ADR				8,434	32,302
Credit Suisse Group AG - ADR				2,800	67,788
Deutsche Bank AG				1,800	70,704
Grupo Financiero Banorte SAB de CV - ADR				1,735	29,669
HSBC Holdings PLC - ADR				1,800	70,470
ICICI Bank Ltd. - ADR				628	18,281
Industrial & Commercial Bank of China - ADR				3,611	42,429
Komercni Banka AS - ADR				585	32,402
Malayan Banking Bhd - ADR				6,114	31,931
Morgan Stanley				4,346	64,277
Regions Financial Corp.				16,026	65,867
Sberbank of Russia - ADR *				5,347	63,362
State Street Corp.				4,000	158,600
SunTrust Banks, Inc.				1,759	31,891
Turkiye Vakiflar Bankasi Tao - ADR				2,363	34,500
UBS AG *				4,500	56,115
					1,366,396
BEVERAGES - 0.52%
Anheuser-Busch InBev NV - ADR				500	30,000
Cia Cervecerias Unidas SA - ADR				883	50,534
Diageo PLC - ADR				800	68,488
					149,022
BIOTECHNOLOGY - 0.98%
Biogen Idec, Inc. *				400	45,980
Celgene Corp. *				1,700	107,236
Gilead Sciences, Inc. *				3,200	127,520
					280,736

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011
				Shares	Market Value

BUILDING MATERIALS - 0.34%
Cemex SAB de CV - ADR *				8,901	$ 41,479
Pretoria Portland Cement Co. Ltd. - ADR				8,570	56,048
					97,527
CHEMICALS - 0.57%
Braskem SA - ADR				1,979	31,605
Dow Chemical Co.				2,598	71,991
Syngenta AG - ADR *				1,000	58,920
					162,516
COAL - 0.94%
Consol Energy, Inc.				3,000	124,920
Peabody Energy Corp.				3,000	117,690
Yanzhou Coal Mining Co. Ltd. - ADR				1,064	26,036
					268,646
COMPUTERS - 1.90%
Apple, Inc. *				600	229,320
Cognizant Technology Solutions Corp. - Cl. A *				2,450	165,008
Computer Sciences Corp.				925	22,598
Dell, Inc. *				4,710	74,230
Hewlett-Packard Co.				1,884	52,658
					543,814
DISTRIBUTION / WHOLESALE - 0.27%
Ingram Micro, Inc. *				4,203	75,696

DIVERSIFIED FINANCIAL SERVICES - 2.03%
Bank of America Corp.				31,337	170,473
JPMorgan Chase & Co.				3,663	113,443
NASDAQ OMX Group, Inc. *				7,000	183,750
Shinhan Financial Group Co. Ltd. - ADR				1,515	112,413
					580,079
ELECTRIC - 1.59%
Ameren Corp.				1,421	48,044
American Electric Power Co., Inc.				796	31,585
Cia Paranaense de Energia - ADR				1,593	32,099
Constellation Energy Group, Inc.				1,159	46,545
Duke Energy Corp.				2,042	42,576
Empresa Nacional de Electricidad SA/Chile - ADR				700	31,661
Enersis SA - ADR				2,000	35,540
Entergy Corp.				1,000	70,360
Exelon Corp.				808	35,802
FirstEnergy Corp.				1,772	78,801
					453,013
ELECTRONICS - 0.71%
Koninklijke Philips Electronics NV				4,700	95,551
Sensata Technologies Holding NV *				2,550	79,688
Tech Data Corp. *				540	26,584
					201,823
ENGINEERING & CONSTRUCTION - 0.62%
ABB Ltd. - ADR *				2,000	37,940
Aveng Ltd. - ADR				5,107	44,431
Chicago Bridge & Iron Co. NV				2,300	95,105
					177,476
FOOD - 1.38%
Dean Foods Co. *				4,163	42,296
Delhaize Group SA - ADR				875	51,669
Kroger Co.				4,052	93,925
Safeway, Inc.				2,118	42,360
SUPERVALU, Inc.				12,937	95,087
Unilever NV				2,000	68,220
					393,557

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011
				Shares	Market Value

FOREST PRODUCTS & PAPER - 0.19%
International Paper Co.				1,081	$ 30,700
Kimberly-Clark de Mexico SAB de CV - ADR				200	5,306
Suzano Papel e Celulose SA - ADR				1,444	17,140
					53,146
HEALTHCARE-PRODUCTS - 0.36%
Medtronic, Inc.				2,800	102,004

HEALTHCARE-SERVICES - 0.58%
UnitedHealth Group, Inc.				766	37,358
WellPoint, Inc.				1,829	129,036
					166,394
HOME FURNISHINGS - 0.14%
Sony Corp. - ADR				2,200	39,710

INSURANCE - 1.69%
Aflac, Inc.				3,000	130,320
Allstate Corp				3,384	90,657
Hartford Financial Services Group Inc.				4,962	88,125
ING Groep NV - ADR *				8,000	62,560
Travelers Cos, Inc.				1,972	110,925
					482,587
INTERNET - 0.67%
Google, Inc. - Cl. A *				320	191,805

IRON/STEEL - 1.09%
POSCO - ADR				828	70,918
Rio Tinto PLC - ADR				3,400	180,438
Ternium SA - ADR				3,559	59,364
					310,720
LODGING - 0.19%
Genting Bhd - ADR				2,920	52,560
Home Inns & Hotels Management Inc. - ADR *				11	342
					52,902
MEDIA - 1.57%
DIRECTV *				4,000	188,880
News Corp.				7,000	124,950
Time Warner, Inc.				3,852	134,127
					447,957
MINING - 1.44%
Alcoa, Inc.				5,102	51,122
BHP Billiton Ltd. - ADR				740	55,626
Cia de Minas Buenaventura SA - ADR				500	19,575
Freeport-McMoRan Copper & Gold, Inc.				3,000	118,800
General Metals Corp. *				121,000	3,509
Harmony Gold Mining Co. Ltd. - ADR				1,500	21,225
International Nickel Indonesia Tbk PT - ADR				1,636	27,436
St Andrew Goldfields Ltd. *				250,000	112,856
					410,149
MISCELLANEOUS MANUFACTURING - 0.94%
General Electric Co.				11,111	176,776
Siemens AG - ADR				900	91,269
					268,045
OIL & GAS - 5.28%
Chevron Corp.				1,525	156,800
China Petroleum & Chemical Corp. - ADR				736	78,274
ConocoPhillips				2,522	179,869
Diamond Offshore Drilling, Inc.				2,900	174,435
ENI SpA - ADR				1,350	57,308
Exxon Mobil Corp.				681	54,780
Gazprom OAO - ADR				10,336	118,863

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011
				Shares	Market Value

OIL & GAS - 5.28% (Continued)
Marathon Oil Corp.				1,731	$ 48,399
Marathon Petroleum Corp.				660	22,037
PetroChina Co. Ltd. - ADR				609	79,627
Petroleo Brasileiro SA - ADR				6,139	153,905
Royal Dutch Shell PLC - ADR				1,200	84,000
Sunoco, Inc.				947	36,753
Total SA - ADR				2,700	139,698
Valero Energy Corp.				5,633	125,447
					1,510,195
OIL & GAS SERVICES - 0.47%
Cameron International Corp. *				2,500	134,975

PHARMACEUTICALS - 2.49%
AmerisourceBergen Corp.				1,010	37,521
Bristol-Myers Squibb Co.				1,096	35,861
Cardinal Health, Inc.				2,334	99,102
GlaxoSmithKline PLC - ADR				2,050	91,184
Hikma Pharmaceuticals PLC - ADR				1,498	28,822
McKesson Corp.				1,230	100,010
Novartis AG - ADR				1,000	54,120
Novo Nordisk A/S - ADR				200	22,710
Pfizer, Inc.				7,957	159,697
Shire PLC - ADR				800	81,056
					710,083
REAL ESTATE - 0.09%
China Overseas Land & Investment Ltd. - ADR				511	25,433

RETAIL - 1.54%
Astra International Tbk PT - ADR				1,117	17,291
Best Buy Co., Inc.				1,445	39,145
CVS Caremark Corp.				899	34,917
Home Depot, Inc.				975	38,240
Macy's, Inc.				1,482	47,913
Sears Holdings Corp. *				674	40,661
Wal-Mart Stores, Inc.				3,738	220,168
					438,335
SAVINGS & LOANS - 0.61%
Meritor Savings Bank *				41,000	174,660

SEMICONDUCTORS - 1.06%
ASM International NV				1,300	35,256
Broadcom Corp. *				2,000	60,690
Intel Corp.				2,327	57,966
NXP Semiconductor NV *				1,000	16,900
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR				6,591	85,156
United Microelectronics Corp. - ADR				20,037	45,885
					301,853
SOFTWARE - 0.21%
SAP AG - ADR				1,000	59,960

TELECOMMUNICATIONS - 3.83%
Advanced Info Service PCL - ADR				10,945	49,800
America Movil SAB de CV - ADR				5,280	125,770
AT&T, Inc.				6,101	176,806
China Mobile Ltd. - ADR				2,959	146,974
Corning, Inc.				5,000	66,350
NTT DoCoMo, Inc. - ADR				4,500	79,920
Philippine Long Distance Telephone Co. - ADR				981	54,150
Sprint Nextel Corp. *				14,228	38,416

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011
				Shares	Market Value

TELECOMMUNICATIONS - 3.83% (Continued)
Telefonica Brasil SA - ADR				1,550	$ 41,804
Telefonica SA - ADR				5,000	93,750
Telekomunikacja Polska SA - ADR				5,204	28,834
Verizon Communications, Inc.				4,022	151,750
VimpelCom Ltd. - ADR				3,279	39,086
					1,093,410
TRANSPORTATION - 0.76%
CSX Corp.				7,500	162,825
Pacific Basin Shipping Ltd. - ADR				6,114	55,271
					218,096
WATER - 0.12%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR				600	33,132

TOTAL COMMON STOCK					12,906,282
( Cost - $13,955,397)

EXCHANGE TRADED FUNDS - 21.17%
ASSET ALLOCATION FUND - 1.46%
ProShares UltraShort Euro *				22,000	416,240

COMMODITY FUND - 1.95%
ETFS Platinum Trust *				447	68,793
iPath Dow Jones-UBS Commodity Index Total Return ETN *				5,448	238,895
SPDR Gold Shares *				1,467	249,581
					557,269
DEBT FUND - 2.95%
iShares iBoxx $ High Yield Corporate Bond Fund				6,600	571,560
iShares JPMorgan USD Emerging Markets Bond Fund				2,490	270,265
					841,825
EQUITY FUND - 14.82%
Consumer Staples Select Sector SPDR Fund				6,000	191,400
Financial Select Sector SPDR Fund				6,000	76,860
iShares Dow Jones US Home Construction Index Fund				17,000	194,990
iShares MSCI Brazil Index Fund				1,984	116,956
iShares MSCI Canada Index Fund				7,000	192,220
iShares MSCI Chile Investable Market Index Fund				567	33,357
iShares MSCI Emerging Markets Index Fund				9,398	376,296
iSHARES MSCI Indonesia Investable Market Index Fund				1,373	40,998
iShares MSCI South Korea Index Fund				7,786	436,483
iShares MSCI Taiwan Index Fund				21,579	266,501
Market Vectors Gold Miners ETF				9,000	544,410
Market Vectors Indonesia Index ETF				9,900	291,060
Market Vectors Poland ETF				2,790	53,931
PowerShares India Portfolio *				4,109	74,085
ProShares Short MSCI EAFE *				4,100	207,747
ProShares Short S&P500 *				5,098	209,017
ProShares UltraShort MSCI Europe *				100	4,584
SPDR S&P Emerging Middle East & Africa ETF				1,284	85,270
Technology Select Sector SPDR Fund				25,000	639,500
WisdomTree Emerging Markets Equity Income Fund				3,700	193,843
					4,229,508

TOTAL EXCHANGE TRADED FUNDS					6,044,842
(Cost - $6,224,196)

CLOSED-END FUNDS - 0.15%
Thai Fund, Inc.				3,346	43,331
(Cost - $41,804)

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

		Principal	Interest	Maturity
CONVERTIBLE BONDS - 13.41%		Amount	Rate	Date	Market Value
AEROSPACE/DEFENSE - 0.67%
L-3 Communications Holdings Inc.		$ 200,000	3.000%	8/1/2035	$ 191,500

BIOTECHNOLOGY - 0.70%
PDL BioPharma, Inc.		200,000	3.750	5/1/2015	200,500

COMPUTERS - 0.82%
Cadence Design Systems, Inc.		150,000	2.625	6/1/2015	234,571

DIVERSIFIED FINANCIAL SERVICES - 1.47%
Knight Capital Group, Inc.		200,000	3.500	3/15/2015	178,750
National Financial Partners Corp.		200,000	4.000	6/15/2017	240,086
					418,836
ENERGY-ALTERNATE SOURCES - 0.58%
Covanta Holding Corp.		150,000	3.250	6/1/2014	164,625

HEALTHCARE-PRODUCTS - 1.36%
Greatbatch, Inc.		200,000	2.250	6/15/2013	195,750
PSS World Medical, Inc. - 144A		150,000	3.125	8/1/2014	191,813
					387,563
HEALTHCARE-SERVICES - 0.57%
Brookdale Senior Living, Inc.		200,000	2.750	6/15/2018	163,750

INSURANCE - 0.55%
American Equity Investment Life Holding Co. - 144A		150,000	3.500	9/15/2015	158,437

INTERNET - 0.63%
WebMD Health Corp. - 144A		200,000	2.500	1/31/2018	180,750

INVESTMENT COMPANIES - 0.65%
Ares Capital Corp. - 144A		200,000	5.125	6/1/2016	184,500

OIL & GAS - 0.26%
Petroleos de Venezuela SA - 144A		100,000	8.500	11/2/2017	74,750

OIL & GAS SERVICES - 0.64%
Exterran Holdings, Inc.		200,000	4.250	6/15/2014	181,710

PHARMACEUTICALS - 0.90%
Endo Pharmaceuticals Holdings, Inc.		200,000	1.750	4/15/2015	257,750

SEMICONDUCTORS - 1.38%
Advanced Micro Devices, Inc.		200,000	5.750	8/15/2012	201,250
Rambus, Inc.		200,000	5.000	6/15/2014	192,550
					393,800
SOFTWARE - 0.32%
CSG Systems International, Inc. - 144A		100,000	3.000	3/1/2017	92,750

TELECOMMUNICATIONS - 1.26%
SBA Communications Corp.		150,000	4.000	10/1/2014	219,563
Virgin Media, Inc.		100,000	6.500	11/15/2016	140,750
					360,313

TOTAL CONVERTIBLE BONDS					3,646,105
(Cost - $3,567,270)

CORPORATE BONDS - 1.47%
AGRICULTURE - 0.64%
Ceagro Agricola Ltd. - 144A		200,000	10.750	5/16/2016	182,000

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

		Principal	Interest	Maturity
CORPORATE BONDS - 1.47% (Continued)		Amount	Rate	Date	Market Value
COAL - 0.53%
Winsway Coking Coal Holding Ltd. - 144A		$ 200,000	8.500%	4/8/2016	$ 150,250

METAL FABRICATE/HARDWARE - 0.31%
WPE International Cooperatief UA - 144A		100,000	10.375	9/30/2020	88,125

TOTAL CORPORATE BONDS					420,375
(Cost - $497,350)

FOREIGN GOVERNMENT BOND - 0.36%
Russian Foreign Bond - Eurobond - 144A		100,000	3.625	4/29/2015	101,750
(Cost - $97,905)

US TREASURY NOTES - 11.41%
United States Treasury Inflation Indexed Bonds		1,500,000	0.125	4/15/2016	1,611,354
United States Treasury Inflation Indexed Bonds		300,000	1.125	1/15/2021	344,679
United States Treasury Inflation Indexed Bonds		600,000	1.250	4/15/2014	677,125
United States Treasury Inflation Indexed Bonds		450,000	2.125	2/15/2041	624,459
TOTAL US TREASURY NOTES					3,257,617
(Cost - $3,072,331)
				Dividend
PERFERRED STOCK - 0.35%			Shares	Rate
DIVERSIFIED FINAN SERV - 0.35%
CORTS-Ford			4,000	7.400%	100,000
TOTAL PERFERRED STOCK					100,000
(Cost - $100,800)
				Contracts
PURCHASED FUTURE OPTIONS - 0.09%
Brent American - Call				9	1,530
Expiration February 2012, Exercise Price $135
Euro FX - Put				3	10,763
Expiration March 2012, Exercise Price $1.3
Euro FX - Put				7	2,100
Expiration December 2011, Exercise Price $1.3
S&P 500 Index E-Mini - Put				1	1,388
Expiration December 2011, Exercise Price $1250
Gold Future - Call				4	1,880
Expiration January 2012, Exercise Price $1900
Gold Future - Put				4	8,120
Expiration January 2012, Exercise Price $1700
Soybean Future - Call				8	250
Expiration January 2012, Exercise Price $1300
TOTAL PURCHASED FUTURE OPTIONS					26,031
(Cost - $63,985)
				Shares
WARRANTS - 0.03%
FINANCIAL SERVICES - 0.03%
American International Group, Inc.				1,603	9,810
TOTAL WARRANTS					9,810
(Cost - 18,882)

SHORT-TERM INVESTMENTS - 16.18%
MUTUAL FUNDS - 12.68%
AIM - SITT Liquid Assets Portfolio, 0.16%+				3,619,384	3,619,384

US TREASURIES - 3.50%				Par Value
United States Treasury BillS Due 12/1/2011, 0.0% +				$ 1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS					4,619,384
( Cost - $4,619,384)

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011
				Contracts	Market Value

TOTAL INVESTMENTS - 100.20%
( Cost - $32,259,305)					$ 31,175,527
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.20) %					(2,627,394)
NET ASSETS - 100.00%					$ 28,548,133

+Variable rate security. Rate shown is as of November 30, 2011.
*Non-income producing security.
ADR- American Depositary Receipt.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation					$ 1,185,236
Unrealized depreciation					(2,269,014)
Net unrealized depreciation					$ (1,083,778)

				Shares	Market Value
SECURITIES SOLD SHORT - (26.66%)
3M Co.				887	$ 71,882
Accenture PLC - Cl. A				654	37,886
Allergan Inc.				1,348	112,855
Amazon.com, Inc. *				994	191,137
American Equity Investment Life Holding Co.				7,200	79,632
American Express Co.				1,174	56,399
American Tower Corp.				784	46,255
Ares Capital Corp.				4,200	65,352
Berkshire Hathaway, Inc. *				1,309	103,099
Brookdale Senior Living, Inc. *				4,700	73,085
Cadence Design Systems, Inc. *				16,500	180,510
Caterpillar, Inc.				2,049	200,555
Cisco Systems, Inc.				9,100	169,624
Coca-Cola Co.				2,306	155,032
Colgate-Palmolive Co.				417	38,156
Covanta Holding Corp.				5,800	86,594
CSG Systems International, Inc. *				2,250	34,133
Danaher Corp.				1,537	74,360
Deere & Co.				1,067	84,560
Dominion Resources, Inc.				1,002	51,723
eBay, Inc. *				1,252	37,047
EMC Corp *				2,034	46,802
Endo Pharmaceuticals Holdings, Inc. *				4,800	164,303
EOG Resources, Inc.				1,783	184,968
Expeditors International of Washington, Inc.				2,200	95,722
Express Scripts, Inc. *				2,078	94,861
Exterran Holdings, Inc. *				3,000	34,380
Fluor Corp.				2,000	109,641
Franklin Resources, Inc.				396	39,925
Goldman Sachs Group, Inc.				454	43,520
Halliburton Co.				1,891	69,589
International Business Machines Corp.				532	100,016
Intuit, Inc.				1,600	85,184
Intuitive Surgical, Inc. *				156	67,737
Johnson & Johnson				1,580	102,258
Knight Capital Group, Inc. - Cl. A *				3,350	42,311
Las Vegas Sands Corp. *				974	45,496
Mastercard Inc. - Cl. A				289	108,245
McDonald's Corp.				1,455	138,983
Microsoft Corp.				2,163	55,330
National Financial Partners Corp. *				12,500	172,500

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011
				Shares	Market Value

SECURITIES SOLD SHORT - (26.66%)
National Oilwell Varco, Inc.				510	$ 36,567
NetApp, Inc. *				813	29,943
NextEra Energy, Inc.				661	36,646
NIKE, Inc.				1,767	169,950
Occidental Petroleum Corp.				1,181	116,801
Oracle Corp.				4,520	141,702
PDL BioPharma, Inc.				15,000	96,000
PepsiCo Inc./NC				1,627	104,128
Philip Morris International, Inc.				2,009	153,165
Precision Castparts Corp.				504	83,034
Priceline.com, Inc. *				131	63,652
PSS World Medical, Inc. *				4,950	120,681
QUALCOMM, Inc.				2,789	152,837
Salesforce.com, Inc. *				412	48,788
SBA Communications Corp. - Cl. A *				3,850	157,427
Schlumberger Ltd.				2,273	171,225
Sigma-Aldrich Corp.				2,000	129,620
Simon Property Group, Inc.				913	113,522
Southern Co.				1,444	63,406
Starbucks Corp.				2,214	96,265
T Rowe Price Group, Inc.				915	51,935
Texas Instruments, Inc.				1,300	39,130
Union Pacific Corp.				941	97,309
Virgin Media, Inc.				4,550	100,827
Visa, Inc. - Cl. A				502	48,679
Walt Disney Co.				2,410	86,399
WebMD Health Corp. - Cl. A *				1,400	50,708
Wells Fargo & Co.				1,712	44,273
Materials Select Sector SPDR Fund				6,000	207,120
SPDR S&P 500 ETF Trust				7,800	975,858
SPDR S&P Oil & Gas Exploration & Production ETF				1,300	71,721
TOTAL SECURITIES SOLD SHORT					7,610,965
(Proceeds - $7,306,160)
					Unrealized
					Appreciation
				Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
CBOE VIX Future December 2011				9	(12,800)
(Underlying Face Amount at Value $255,150)
US 10 Year Future March 2012				4	(875)
(Underlying Face Amount at Value $517,376)
TOTAL FUTURES CONTRACTS PURCHASED					(13,675)

FUTURES CONTRACTS SOLD
Brent American February 2012				1	(1,480)
(Underlying Face Amount at Value $109,980)
British Pound Future December 2011				1	375
(Underlying Face Amount at Value $98,106)
CBOE VIX Future January 2012				10	5,400
(Underlying Face Amount at Value $309,000)

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

					Unrealized
					Appreciation
				Contracts	(Depreciation)
FUTURES CONTRACTS SOLD (Continued)
Emerging Market Future Decembner 2011				20	$ (62,020)
(Underlying Face Amount at Value $963,500)
Euro Fx Future December 2011				17	52,825
(Underlying Face Amount at Value $2,856,000)
MSCI EAFE Index mini December 2011				20	(45,525)
(Underlying Face Amount at Value $1,450,300)
NASDAQ 100 E-MINI DEC11 December 2011				1	(1,601)
(Underlying Face Amount at Value $45,900)
S&P E-Mini Future December 2011				63	(62,525)
(Underlying Face Amount at Value $3,924,900)
US Ultra Bond March 2012				5	11,953
(Underlying Face Amount at Value $777,190)
TOTAL FUTURES CONTRACTS SOLD					(102,598)
TOTAL NET UNREALIZED DEPRECIATION FROM
FUTURES CONTRACTS					(116,273)

					Market Value
FUTURE OPTIONS SOLD
Brent American - Call				4	2,000
Expiration January 2012, Exercise Price $85
TOTAL FUTURE OPTIONS SOLD (Proceeds $5,840)					2,000

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of November 30, 2011 categorized by risk exposure:

Risk Exposure Category			Unrealized Gain/(Loss) at 11/30/2011
Commodity contracts			$(19,420)
Equity contracts			(179,958)
Foreign exchange contracts			37,913
Interest rate contracts			11,078
Total			$(150,387)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of November 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2		Level 3	Total
Investments
Common Stock	$ 12,906,282	$ -		$ -	$ 12,906,282
Exchange Traded Funds	6,044,842				6,044,842
Closed-End Funds	43,331				43,331
Convertible Bonds		3,646,105			3,646,105
Corporate Bonds		420,375			420,375
Foreign Government Bonds		101,750			101,750
US Treasury Notes		3,257,617			3,257,617
Warrants	9,810				9,810
Preferred Stock	100,000				100,000
Short-Term Investments	3,619,384	1,000,000			4,619,384
Purchased Future Options	26,031				26,031
Total	$ 22,749,680	$ 12,173,702		$ -	$ 31,175,527
Liabilities	Level 1	Level 2		Level 3
Securities Sold Short	$ 7,610,965	$ -		$ -	$ 7,610,965
Future Options Sold	2,000				2,000
Futures Contracts	116,273				116,273
Total	$ 7,729,238	$ -		$ -	$ 7,729,238

The Fund did not hold any level 3 securities
There were no significant transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    1/30/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/30/12